**UNITED STATES
SECURITIES AND
EXCHANGE COMMISSION
Washington, D.C. 20549**

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FORM TA-W

NOTICE OF WITHDRAWAL FROM REGISTRATION AS TRANSFER AGENT PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

Form Version: 1.0.0

☑ Check to show blank box for printing

1(a).Filer CIK: 0001025686

1(b).Filer CCC: Unknown

1(c). Live/Test Filing? ⊙ Live ○ Test

1(d). Return Copy? ☐ Yes

The registrant may provide a single e-mail address for contact purposes.

1(e)(i). Contact Name:	1(e)(ii).Contact phone Number:	1(e)(iii).Contact E-mail Address:
Gene McDermott	(401) 276-6471	emcdermott@edwardswildman.com

The registrant may provide additional e-mail addresses for those persons the filer would like to receive notification e-mails regarding the filing.

1(f).Notification E-mail Address: N/A

2. Transfer Agent File No.: 084 - 05673

3. Full name of registrant: Old Stone Corporation

4. Name under which transfer agent activities are conducted, if different from above:

SEC 1669 (12-06)

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

5. Address of registrants principle place of business:

5(a).Address1

2800 Financial Plaza

5(b).Address2

c/o Edwards Wildman Palmer LLP

5(c).City

Providence

5(d).State or Country

Rhode Island

5(e).Postal Code

02903

6. Furnish registrant's reasons for ceasing the performance of transfer agent functions or for otherwise requesting withdrawal of its registration:

Company was dissolved through a receivership/liquidation proceeding in state court.

7. Furnish the last date registrant performed transfer agent functions as defined by Section 3(a)(25) of the Act for any security, including debt and equity, registered under Section 12 of the Act or which would be required to be registered except for the exemption from registration provided by paragraph (g)(2)(B) or (g)(2)(G) of that section.

July 20, 2011

7(a). Does registrant have any intention of performing in the near future a transfer agent function for any such security?

○ Yes ⊙ No

8. Is registrant directly or indirectly involved in any legal actions or proceedings or aware of any potential claims against it in connection with its performance of transfer agent functions for any security?

○ Yes ⊙ No

8(a). If so, furnish complete information with respect to each:

8(a)(i). Individual named in the action or claim:

N/A

8(a)(ii). Title of the action or claim:

8(a)(iii). Action date:

8(a)(iv). Court or body name and location:

8(a)(v). Description of the action or claim:

8(a)(vi). Disposition of action or claim:

9. Are there any unsatisfied judgments or liens against registrant arising out of its performance of transfer agent functions for any security?

○ Yes ⦿ No

9(a). If so, furnish complete information regarding each judgment or lien.

9(a)(i). Individual named in the action or claim:

9(a)(ii). Title of the action or claim:

9(a)(iii). Action date:

9(a)(iv). Court or body name and location:

9(a)(v). Description of the action or claim:

9(a)(vi). Disposition of action or claim:

10. For each issue for which registrant acted as transfer agent and for any issues for which registrant assumed transfer agent functions since the last amendment to Form TA-1, furnish:

10(a). Is there a successor transfer agent?

○ Yes ⦿ No

10(b). Name of successor transfer agents:

10(c). Address:

10(c)(i).Address 1

10(c)(ii).Address 2

10(c)(iii).City

10(c)(iv).State or Country

10(c)(v).Postal Code

10(d). Is the successor transfer agent registered as a transfer agent pursuant to the Act?

○ Yes ○ No

11. For each issue for which registrant acted as transfer agent and for any issues for which registrant assumed transfer agent functions since the last amendment to Form TA-1, furnish: name(s) and address(es) of the person(s) who has or will have custody or possession of the books and records which the registrant maintained in connection with its performance of transfer agent functions.

11(a). Name of Custodian

Old Stone Corporation (dissolved under final order dated April 2, 2013)

11(b). Address:

11(b)(i).Address 1

2800 Financial Plaza

11(b)(ii).Address 2

c/o Edwards Wildman Palmer LLP

11(b)(iii).City

Providence

11(b)(iv).State or Country

Rhode Island

11(b)(v).Postal Code

02903

12. Furnish the name(s) and address(es), if different from Item 11, where such books and records will be located.

12(a). Name of Custodian

12(b). Address:

12(b)(i).Address 1

12(b)(ii).Address 2

12(b)(iii).City

12(b)(iv).State or Country

12(b)(v).Postal Code

SIGNATURE: The registrant submitting this Form and its attachments and the person executing it represent that it and all materials filed in connection with it contain a true, correct and complete statement of all required information. Registrant also consents to make the books and records it is required to preserve by Rules 17Ad-6 and 17Ad-7 under the Securities Exchange Act of 1934 (17 CFR 240.17Ad-6 and 240.17Ad-7) available for examination by authorized representatives of the Commission during the period the rules require registrant to preserve such books and records and authorizes the person having custody of such books and records to make them available to such representatives.

13(a).Signature of Official responsible for Form:	13(b).Telephone number:
[signature]	(401) 276-6471
13(c).Title of Signing Officer:	13(d).Date signed (Month/Day/Year):
Attorney for Old Stone Corporation prior to its dissolution	11/5/2013